Equity-based compensation - Share Option Activity (Details)	12 Months Ended
	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares
Share-Based Payment Arrangements [Abstract]
Number of share options outstanding in share-based payment arrangement | shares	1,077,840	1,316,994
Number of share options acquired In share-based payment arrangement | shares		887,961
Number of share options granted in share-based payment arrangement | shares	124,566	171,975
Number of share options exercised in share-based payment arrangement | shares	(351,448)	(1,284,284)
Number of share options forfeited in share-based payment arrangement | shares	(9,653)	(14,806)
Number of share options outstanding in share-based payment arrangement | shares	841,305	1,077,840
Number of share options exercisable in share-based payment arrangement | shares	408,115	563,102
Granted (in CAD per share) | $ / shares	$ 123.63	$ 92.79
Outstanding - beginning of year (in CAD per share) | $ / shares	66.64	53.64
Assumed in Norbord Acquisition (in CAD per share) | $ / shares		51.85
Exercised (in CAD per share) | $ / shares	62.83	46.43
Expired/Cancelled (in USD per share) | $ / shares	108.40	92.79
Outstanding - end of year (in CAD per share) | $ / shares	76.19	66.64
Exercisable - end of year (in CAD per share) | $ / shares	$ 62.71	$ 61.50